CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Series A non-redeemable preferred shares CNY (¥) shares	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥)	Additional paid in capital CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated deficit CNY (¥)	Total CNY (¥)	Noncontrolling interests CNY (¥)
Beginning balance at Sep. 30, 2019	¥ (2,236,351)		¥ 35,777	¥ 27			¥ (5,908)	¥ (2,275,924)	¥ (2,246,028)	¥ 9,677
Beginning balance, shares at Sep. 30, 2019 | shares			255,549,510	430,450,490
Issuance of ordinary shares in connection with initial public offering ("IPO"), net off issuance of cost of RMB 29,289	289,027			¥ 6		¥ 289,021			289,027
Issuance of ordinary shares in connection with initial public offering ("IPO"), net off issuance of cost of RMB 29,289, shares | shares				93,150,000
Conversion of Series A non-redeemable preferred shares into ordinary shares			¥ (35,777)	¥ 17		35,760
Conversion of Series A non-redeemable preferred shares into ordinary shares, shares | shares			(255,549,510)	255,549,510
Conversion of mezzanine equity into ordinary shares	1,425,478			¥ 42		1,425,436			1,425,478
Conversion of mezzanine equity into ordinary shares, shares | shares				656,860,850
Share-based compensation	39,901					39,901			39,901
Net loss	(416,849)							(416,823)	(416,823)	(26)
Foreign currency translation adjustments	(1,464)						(1,464)		(1,464)
Ending balance at Mar. 31, 2020	(900,258)			¥ 92		1,790,118	(7,372)	(2,692,747)	(909,909)	9,651
Ending balance, shares at Mar. 31, 2020 | shares				1,436,010,850
Beginning balance at Sep. 30, 2020	(1,994,450)			¥ 92	¥ (298,110)	2,085,099	18,357	(3,809,516)	(2,004,078)	9,628
Beginning balance, shares at Sep. 30, 2020 | shares				1,436,010,850
Transfer of treasury shares to extinguish debt with a lender	41,964				¥ 298,110	(256,146)			41,964
Share-based compensation	15,348					15,348			15,348
Exercise of share-based compensation	2			¥ 2					2
Exercise of share-based compensation, shares | shares				25,000,000
Warrants issued in connection with convertible notes	309					309			309
Net loss	(307,985)	$ (47,008)						(307,974)	(307,974)	(11)
Foreign currency translation adjustments	13,500	2,061					13,500		13,500
Ending balance at Mar. 31, 2021	¥ (2,231,312)	$ (340,565)		¥ 94		¥ 1,844,610	¥ 31,857	¥ (4,117,490)	¥ (2,240,929)	¥ 9,617
Ending balance, shares at Mar. 31, 2021 | shares				1,461,010,850